Real Estate Acquisitions and Dispositions Dispositions (FY) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Real Estate Investments, Net [Abstract]
Number of properties sold			6	2	8	1
Proceeds from sale of real estate			$ 47,857	$ 13,300	$ 82,145	$ 6,486
Gain on sale of properties, net	$ (1,266)	$ 985	$ 5,855	$ 985	$ 16,757	$ 1,760